Intangible Assets, Net	12 Months Ended
Dec. 31, 2017
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

Note 7 - INTANGIBLE ASSETS, NET

As of December 31, 2017 and 2016, intangible assets, net consisted of the following:

	December 31, 2017	December 31, 2016
Management Supporting System	$626,717	$587,247
User Office Management Software	567,029	531,319
Multi Account Trading System	686,404	643,176
MTK Club Management System	534,858	-
MTK Multi Trading Commissions System	560,986	-
MTK Office Management System	353,498	-
AGM domain name	14,800	-
Total intangible assets	3,344,292	1,761,742
Less: accumulated amortization	(240,164)	(14,682)
Total intangible assets, net	$3,104,128	$1,747,060

For the fiscal years ended December 31, 2017 and 2016 and for the period from inception (April 27, 2015) to December 31, 2015, amortization expenses amounted to $216,180, $15,346 and $0, respectively. There was no impairment provided for these intangible assets for the years ended December 31, 2017 and 2016 and for the period from inception (April 27, 2015) to December 31, 2015.